Cover	May 15, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	1-6368
Entity Registrant Name	Ford Motor Credit Co LLC
Entity Central Index Key	0000038009
Entity Tax Identification Number	38-1612444
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One American Road
Entity Address, City or Town	Dearborn
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48126
City Area Code	313
Local Phone Number	322-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
0.623% Notes due June 28, 2023*[Member]
Document Information [Line Items]
Title of 12(b) Security	0.623% Notes due June 28, 2023*
Trading Symbol	F/23E
Security Exchange Name	NYSE
1.355% Notes due February 7, 2025*[Member]
Document Information [Line Items]
Title of 12(b) Security	1.355% Notes due February 7, 2025*
Trading Symbol	F/25I
Security Exchange Name	NYSE
3.021% Notes due March 6, 2024*[Member]
Document Information [Line Items]
Title of 12(b) Security	3.021% Notes due March 6, 2024*
Trading Symbol	F/24M
Security Exchange Name	NYSE
4.535% Notes due March 6, 2025*[Member]
Document Information [Line Items]
Title of 12(b) Security	4.535% Notes due March 6, 2025*
Trading Symbol	F/25K
Security Exchange Name	NYSE
3.350% Notes due Nine Months or More from the Date of Issue due August 20, 2026[Member]
Document Information [Line Items]
Title of 12(b) Security	3.350% Notes due Nine Months or More from the Date of Issue due August 20, 2026
Trading Symbol	F/26N
Security Exchange Name	NYSE
Floating Rate Notes due November 15, 2023*[Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due November 15, 2023*
Trading Symbol	F/23D
Security Exchange Name	NYSE
Floating Rate Notes due December 1, 2024*[Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due December 1, 2024*
Trading Symbol	F/24L
Security Exchange Name	NYSE
4.867% Notes due August 3, 2027*[Member]
Document Information [Line Items]
Title of 12(b) Security	4.867% Notes due August 3, 2027*
Trading Symbol	F/27A
Security Exchange Name	NYSE
2.386% Notes due February 17, 2026*[Member]
Document Information [Line Items]
Title of 12(b) Security	2.386% Notes due February 17, 2026*
Trading Symbol	F/26AB
Security Exchange Name	NYSE
4.125% Notes due June 20, 2024*[Member]
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due June 20, 2024*
Trading Symbol	F/24O
Security Exchange Name	NYSE
2.330% Notes due November 25, 2025*[Member]
Document Information [Line Items]
Title of 12(b) Security	2.330% Notes due November 25, 2025*
Trading Symbol	F/25L
Security Exchange Name	NYSE
3.683% Notes due December 3, 2024*[Member]
Document Information [Line Items]
Title of 12(b) Security	3.683% Notes due December 3, 2024*
Trading Symbol	F/24Q
Security Exchange Name	NYSE
1.744% Notes due July 19, 2024*[Member]
Document Information [Line Items]
Title of 12(b) Security	1.744% Notes due July 19, 2024*
Trading Symbol	F/24R
Security Exchange Name	NYSE
3.250% Notes due September 15, 2025*[Member]
Document Information [Line Items]
Title of 12(b) Security	3.250% Notes due September 15, 2025*
Trading Symbol	F/25M
Security Exchange Name	NYSE
2.748% Notes due June 14, 2024*[Member]
Document Information [Line Items]
Title of 12(b) Security	2.748% Notes due June 14, 2024*
Trading Symbol	F/24S
Security Exchange Name	NYSE
6.860% Notes due June 5, 2026[Member]
Document Information [Line Items]
Title of 12(b) Security	6.860% Notes due June 5, 2026
Trading Symbol	F/26A
Security Exchange Name	NYSE